Financial Assets and liabilities - Summary of Financial Instruments by Category (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	$ 7,793	$ 8,550
Current financial assets	347,443	233,056
Lease liabilities	19,408	17,498
Non-current financial liabilities	519,862	367,419
Lease liabilities	7,666	6,183
Current financial liabilities	309,370	315,029
Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	7,793	8,550
Current financial assets	217,976	200,960
Lease liabilities	19,408	17,498
Non-current financial liabilities	517,318	367,057
Lease liabilities	7,666	6,183
Current financial liabilities	309,370	315,029
Financial assets/liabilities at FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	0	0
Current financial assets	129,467	32,096
Non-current financial liabilities	2,544	362
Current financial liabilities	0	0
Warrants [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	2,544	362
Warrants [Member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	0	0
Warrants [Member] | Financial assets/liabilities at FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	2,544	362
Borrowings [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	447,751	349,559
Current financial liabilities	163,222	190,227
Borrowings [Member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	447,751	349,559
Current financial liabilities	163,222	190,227
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	50,159
Current financial liabilities	138,482	118,619
Trade and other payables | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	50,159
Current financial liabilities	138,482	118,619
Trade and other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	199	546
Current financial assets	32,430	30,109
Trade and other receivables [member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	199	546
Current financial assets	32,430	30,109
Cash banks and short term investments [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	315,013	202,947
Cash banks and short term investments [member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	185,546	170,851
Cash banks and short term investments [member] | Financial assets/liabilities at FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	129,467	32,096
Defined benefit asset's plan
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	7,594	8,004
Defined benefit asset's plan | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	$ 7,594	$ 8,004